Net Loss Per Common Share - Additional Information (Details) - Tyme Technologies, Inc. and Subsidiaries [Member]	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Description of warrants issued	Warrants issued in April 2019, discussed further in Note 8, participated on a one-for-one basis with common stock in the distribution of dividends, if and when declared by the Board of Directors (the “Board”) on the Company’s Common Stock.
Warrants issued for common stock dividends			1
Income allocated to warrants	$ 0	$ 0